Note 15 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss on derivatives, net	$ (119,154)	$ (261,674)	$ (44,648)
Not Designated as Hedging Instrument [Member]
Loss on derivatives, net	12,921	45,669	718,977
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Loss on derivatives, net	$ (132,075)	$ (307,343)	$ (763,625)